SHARE-BASED COMPENSATION (Details) $ / shares in Units, RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) employee $ / shares shares	Dec. 31, 2015 RUB employee shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 $ / shares	Jan. 29, 2001 shares
Options and SARs
Weighted average assumptions used in the BSM pricing model for grants made
Expected annual volatility (as a percent)			38.00%	49.00%
Risk-free interest rate (as a percent)			1.85%	1.77%
Weighted-average grant date fair value of awards (in dollars per share) | $ / shares			$ 10.74	$ 15.93
Options and SARs | Minimum
Weighted average assumptions used in the BSM pricing model for grants made
Expected life of the awards			5 years 6 months 7 days	5 years 5 months 9 days
Options and SARs | Maximum
Weighted average assumptions used in the BSM pricing model for grants made
Expected life of the awards			7 years 15 days	7 years 15 days
2001 Plan
SHARE-BASED COMPENSATION
Number of options authorized for issuance to employees (in shares)					36,909,292
2007 Plan
SHARE-BASED COMPENSATION
Maximum percentage of issued share capital authorized for issuance of share based awards	10.00%	10.00%
Vesting period	4 years	4 years
Percentage of options vesting after one year	25.00%	25.00%
Vesting period for specific portion of awards	1 year	1 year
Period after the first year during which award vests quarterly	3 years	3 years
Period following the consummation of a change of control within which the grantee ceases to be an eligible participant	3 months	3 months
Maximum term of awards granted under the plan	10 years	10 years
Exchange ratio of SARs and options for RSUs	2	2
Number of employees exchanged SARs for RSUs | employee	56	56
Additional period available for vesting of replacement RSU	12 months	12 months
Award modification cost recognized immediately upon modification	$ 1.4	RUB 101
Total incremental compensation cost	5.8	RUB 421
2007 Plan | Options
SHARE-BASED COMPENSATION
Additional share-based compensation cost | $	$ 0.0
Quantity
Outstanding at the beginning of the period (in shares)	4,968,744	4,968,744
Granted (in shares)	0	0
Exercised (in shares)	(917,819)	(917,819)
Forfeited (in shares)	(8,750)	(8,750)
Outstanding at the end of the period (in shares)	4,042,175	4,042,175	4,968,744
Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars or euros per share) | $ / shares	$ 5.41
Exercised (in dollars per share) | $ / shares	3.07
Forfeited (in dollars per share) | $ / shares	8.77
Outstanding at the end of the period (in dollars or euros per share) | $ / shares	$ 5.94		$ 5.41
2007 Plan | SARs
SHARE-BASED COMPENSATION
Total number of awards exchanged (in shares)	1,920,600	1,920,600
Number of exchanged SARs for RSUs eligible for vesting in extended period	1,663,750	1,663,750
Number of exchanged SARs with same vesting schedule	106,850	106,850
Quantity
Outstanding at the beginning of the period (in shares)	2,431,714	2,431,714
Granted (in shares)	0	0
Forfeited (in shares)	(251,212)	(251,212)
Cancelled (in shares)	(1,927,412)	(1,927,412)
Outstanding at the end of the period (in shares)	253,090	253,090	2,431,714
Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 27.77
Forfeited (in dollars per share) | $ / shares	32.79
Cancelled (in dollars per share) | $ / shares	27.18
Outstanding at the end of the period (in dollars per share) | $ / shares	$ 27.27		$ 27.77
2007 Plan | SARs | Vesting begin as of January 1, 2016
SHARE-BASED COMPENSATION
Total number of awards exchanged (in shares)	150,000	150,000
2007 Plan | RSUs
SHARE-BASED COMPENSATION
Total number of awards exchanged (in shares)	960,301	960,301
Quantity
Outstanding at the beginning of the period (in shares)	3,906,069	3,906,069
Granted (in shares)	4,492,123	4,492,123
Exercised (in shares)	(686,495)	(686,495)
Forfeited (in shares)	(267,808)	(267,808)
Cancelled (in shares)	(2,050)	(2,050)
Outstanding at the end of the period (in shares)	7,441,839	7,441,839	3,906,069